Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	2 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Apr. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2018 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Impairment of goodwill		¥ 0	¥ 0	¥ 0
Renminbi ("RMB") to per one U.S. dollar exchange rate		6.5250				6.5250
Valuation allowance for loan receivables		¥ 0	0	¥ 0
Accumulated deficit		¥ (2,026,891)	(1,991,220)			$ (310,635)
Tutoring services and test preparation services maximum amortization period		1 year
Revenue, remaining performance obligation, expected timing of unsatisfaction, maximum period		1 year
Small scale VAT payer, VAT rate		3.00%
General VAT payer, VAT rate		6.00%
Aggregate Amounts Denominated in RMB		¥ 73,805	¥ 281,450
Nonacademic Educational Programs and Services
Summary Of Significant Accounting Policies [Line Items]
Small scale VAT payer, VAT rate		3.00%
Topic 606 | Cumulative Impact of Adopting Topic 606
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit							¥ 48,316
Subsequent Event [Member] | Line Of Credit Facilities From Two Third Parties [Member]
Summary Of Significant Accounting Policies [Line Items]
Line of credit maximum borrowing capacity					¥ 200,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Summary Of Significant Accounting Policies [Line Items]
Proceeds from convertible notes | $	$ 89,000
Other Income [Member]
Summary Of Significant Accounting Policies [Line Items]
Vat Exemption		¥ 86,212